Summary of Reconciliation of Disaggregated Revenue by Primary Geographical Market (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 1,902,328	$ 1,937,854
Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,617,735	1,704,265
Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	294,817	240,716
Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(10,224)	(7,127)
Canada [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	1,106,163	929,639
Canada [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	834,945	709,703
Canada [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	281,399	227,033
Canada [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(10,181)	(7,097)
United States [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	590,641	861,915
United States [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	577,266	848,262
United States [Member] | Completion and Production Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	13,418	13,683
United States [Member] | Inter-Segment Eliminations [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	(43)	(30)
International [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	205,524	146,300
International [Member] | Contract Drilling Services [Member]
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Revenue	$ 205,524	$ 146,300